Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of Income Taxes Explanatory [Abstract]
Income taxes
16.	Income taxes

($000s)	2021	2020
Deferred tax expense (recovery)	4,630	(800)
	4,630	(800)

Tax expense (recovery) recognized in other comprehensive income or directly in equity

($000s)	2021	2020
Financing costs - recognized in statement of equity	(438)	(2,698)
Unrealized gain or loss on marketable securities - recognized in OCI	(61)	106
	(499)	(2,592)

In 2021, the Company recognized income tax expense of $4.6 million (2020 - income tax recovery of $0.8 million) primarily due to the deferred tax liability arising from the gain recognized on disposition of the Company’s residual interests in its previously owned Red Mountain project during second quarter in 2021, and from the renouncement of expenditures related to the flow-through shares issued which are capitalized for accounting purposes. The income tax expense was partially offset by income tax recovery arising from the losses in the period.

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal, Ontario, British Columbia, Northwest Territories and Yukon statutory income tax rates of 26.63% (2020 - 26.58%).

($000s)	2021	2020
Income (loss) before income taxes	5,525	(15,742)
	26.63%	26.58%
Tax expense calculated
Using statutory rates	1,471	(4,184)
Non-deductible items	303	1,897
Difference in foreign tax rates	(8)	10
Change in deferred tax rates	(132)	1,217
Movement in tax benefits not recognized	949	(1,078)
Impact of true-up of prior year balances	1	27
Renouncement of flow-through expenditures	2,020	1,357
Other	24	(46)
Income tax expense (recovery)	4,630	(800)

(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2021	December 31, 2020
Deferred income tax assets:
Property and equipment	292	258
Provision for reclamation liabilities	595	822
Financing costs	2,080	2,480
Non-capital loss carryforwards	33,098	28,664

Deferred income tax liabilities:
Mineral interests	(59,229)	(51,258)
Net deferred income tax liabilities	(23,164)	(19,034)

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2021	December 31, 2020
Marketable securities	182	167
Loss carryforwards	798	742
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	140	153
Provision for reclamation liabilities	1,083	241

Deferred tax has not been recognized on the deductible temporary difference of $3.2 million (2020 - $3.5 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2021, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	124,029	2026 to 2041
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	371,059	Indefinite

US non-capital losses	432	2041
US capital losses	1,634	2025
US tax basis of mineral interest	18,824	Indefinite